Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL INFRASTRUCTURE FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2020